Intangible Assets and Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amortization Expense [Abstract]
Finite-Lived Intangible Assets, Amortization Expense	$ 77,845	$ 70,294	$ 60,225
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2012	70,716
2013	66,543
2014	63,162
2015	61,096
2016	59,968
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,024,000	976,642
Accumulated Amortization	(555,330)	(499,579)
Goodwill [Roll Forward]
Goodwill	8,140,468	7,511,434
Goodwill acquired	1,144,076	429,510
Reclassifications	131	214,706
Foreign Currency Translation Adjustment	(98,024)	(15,182)
Goodwill	9,186,650	8,140,468	7,511,434
Infinite lived intangible assets line items [Abstract]
Carrying Amount	217,982	215,481
Intangible Assets	686,652	692,544
Tradename [Member]
Infinite lived intangible assets line items [Abstract]
Intangible Assets	209,640	210,424
Management contracts [Member]
Infinite lived intangible assets line items [Abstract]
Intangible Assets	8,342	5,057
North America [Member]
Goodwill [Roll Forward]
Goodwill	7,024,745	6,694,711
Goodwill acquired	517,213	115,040
Reclassifications	(226,900)	214,706
Foreign Currency Translation Adjustment	(436)	288
Goodwill	7,314,622	7,024,745
International [Member]
Goodwill [Roll Forward]
Goodwill	955,774	656,906
Goodwill acquired	626,863	314,338
Reclassifications	(20,449)
Foreign Currency Translation Adjustment	(98,099)	(15,470)
Goodwill	1,464,089	955,774
Reporting Segment Domain [Member]
Goodwill [Roll Forward]
Goodwill	159,949	159,817
Goodwill acquired		132
Reclassifications	247,480
Foreign Currency Translation Adjustment	511
Goodwill	407,940	159,949
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	257,466	243,575
Accumulated Amortization	(186,659)	(167,801)
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	110,866	110,850
Accumulated Amortization	(32,582)	(25,346)
License and distribution agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	223,828	233,460
Accumulated Amortization	(80,622)	(70,189)
Self-developed software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	55,600	46,955
Accumulated Amortization	(28,193)	(21,861)
Other intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	317,579	286,021
Accumulated Amortization	(227,274)	(214,382)
Construction in Progress [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 58,661	$ 55,781